OPERATING LEASE COMMITMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Lease Commitments [Abstract]
Total rent expense	$ 1,388	$ 1,226
Lease expense due to related party	968	1,020
Rent expense, operating leases	446	401
Due to affiliates	$ 3,244